Property, Plant and Equipment, Net - Property, Plant and Equipment, Net (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Gross Amount	$ 33,987	$ 30,888
Accumulated Depreciation	(22,929)	(20,011)
Net Amount	11,058	10,877
Land
Property, Plant and Equipment [Line Items]
Gross Amount	142	118
Accumulated Depreciation	0	0
Net Amount	142	118
Buildings
Property, Plant and Equipment [Line Items]
Gross Amount	1,608	1,386
Accumulated Depreciation	(740)	(617)
Net Amount	868	769
Facilities and leasehold improvements
Property, Plant and Equipment [Line Items]
Gross Amount	5,072	4,484
Accumulated Depreciation	(3,731)	(3,137)
Net Amount	1,341	1,347
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross Amount	23,814	22,017
Accumulated Depreciation	(17,825)	(15,676)
Net Amount	5,989	6,341
Computer and R&D equipment
Property, Plant and Equipment [Line Items]
Gross Amount	453	406
Accumulated Depreciation	(381)	(335)
Net Amount	72	71
Operating lease right-of-use assets
Property, Plant and Equipment [Line Items]
Gross Amount	379	392
Accumulated Depreciation	(127)	(141)
Net Amount	252	251
Finance lease right-of-use assets
Property, Plant and Equipment [Line Items]
Gross Amount	113	72
Accumulated Depreciation	(18)	(11)
Net Amount	95	61
Other tangible assets
Property, Plant and Equipment [Line Items]
Gross Amount	125	114
Accumulated Depreciation	(107)	(94)
Net Amount	18	20
Construction in progress
Property, Plant and Equipment [Line Items]
Gross Amount	2,281	1,899
Accumulated Depreciation	0	0
Net Amount	$ 2,281	$ 1,899